Reportable Segments (Details) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Feb. 24, 2023	Nov. 25, 2022	Aug. 26, 2022	May 27, 2022	Feb. 25, 2022	Nov. 26, 2021	Aug. 27, 2021	May 28, 2021	Feb. 24, 2023	Feb. 25, 2022	Feb. 26, 2021
Segment Reporting Information [Line Items]
Revenue	$ 801.7	$ 826.9	$ 863.3	$ 740.7	$ 753.1	$ 738.2	$ 724.8	$ 556.6	$ 3,232.6	$ 2,772.7	$ 2,596.2
Gross profit	239.2	237.8	250.8	191.6	196.4	203.6	206.8	154.7	919.4	761.5	762.8
Operating income (loss)	28.7	$ 20.5	$ 28.9	$ (12.6)	2.1	$ 15.9	$ 33.9	$ (31.8)	65.5	20.1	43.0
Total assets	2,202.8				2,261.0				2,202.8	2,261.0	2,354.0
Capital expenditures									59.1	60.5	41.3
Depreciation and amortization									90.0	83.2	85.2
Long-lived assets	574.8				602.6				$ 574.8	602.6	636.2
Long-lived assets represented by country									10.00%
Segment Reporting, Factors Used to Identify Entity's Reportable Segments									Our reportable segments consist of the Americas and International segments.The Americas segment serves customers in the U.S., Canada, the Caribbean Islands and Latin America with a comprehensive portfolio of furniture, architectural, textile and surface imaging products that are marketed to corporate, government, healthcare, education and retail customers primarily through the Steelcase, AMQ, Coalesse, Designtex, HALCON, Orangebox, Smith System and Viccarbe brands.The International segment serves customers in EMEA and Asia Pacific with a comprehensive portfolio of furniture and architectural products that are marketed to corporate, government, education and retail customers primarily through the Steelcase, Coalesse, Orangebox, Smith System and Viccarbe brands.We primarily review and evaluate revenue, gross profit and operating income (loss) by segment in both our internal review processes and for our external financial reporting. We also allocate resources primarily based on revenue, gross profit and operating income (loss). Total assets by segment include manufacturing and other assets associated with each segment.
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	574.8				602.6				$ 574.8	602.6	636.2
Americas [Member]
Segment Reporting Information [Line Items]
Revenue									2,436.2	1,995.1	1,927.9
Gross profit									711.6	546.4	583.9
Operating income (loss)									77.4	21.2	75.2
Total assets	1,631.2				1,607.1				1,631.2	1,607.1	1,777.7
Capital expenditures									41.9	44.4	22.6
Depreciation and amortization									64.6	55.6	57.7
International
Segment Reporting Information [Line Items]
Revenue									796.4	777.6	668.3
Gross profit									207.8	215.1	178.9
Operating income (loss)									(11.9)	(1.1)	(32.2)
Total assets	571.6				653.9				571.6	653.9	576.3
Capital expenditures									17.2	16.1	18.7
Depreciation and amortization									25.4	27.6	27.5
Foreign locations [Member]
Segment Reporting Information [Line Items]
Revenue									973.9	924.5	856.7
Long-lived assets	216.5				238.4				216.5	238.4	245.9
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	216.5				238.4				216.5	238.4	245.9
UNITED STATES
Segment Reporting Information [Line Items]
Revenue									2,258.7	1,848.2	1,739.5
Long-lived assets	358.3				364.2				358.3	364.2	390.3
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	$ 358.3				$ 364.2				$ 358.3	$ 364.2	$ 390.3